LVIP American Century Mid Cap Value Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.15%
Aerospace & Defense–1.76%
Hexcel Corp.	52,289	$3,278,520
L3Harris Technologies, Inc.	25,199	7,696,027
		10,974,547
Automobile Components–1.68%
BorgWarner, Inc.	95,140	4,182,355
Cie Generale des Etablissements Michelin SCA	85,524	3,066,506
Gentex Corp.	112,487	3,183,382
		10,432,243
Banks–8.14%
Commerce Bancshares, Inc.	166,978	9,978,605
First Hawaiian, Inc.	154,608	3,838,917
PNC Financial Services Group, Inc.	22,121	4,444,772
Prosperity Bancshares, Inc.	115,363	7,654,335
Truist Financial Corp.	223,444	10,215,860
U.S. Bancorp	244,450	11,814,268
Westamerica BanCorp	53,136	2,656,269
		50,603,026
Beverages–1.41%
Heineken NV	46,174	3,600,669
Pernod Ricard SA	52,819	5,180,498
		8,781,167
Building Products–1.16%
A.O. Smith Corp.	55,612	4,082,477
Masco Corp.	44,093	3,103,706
		7,186,183
Capital Markets–2.83%
Bank of New York Mellon Corp.	25,063	2,730,865
Northern Trust Corp.	67,951	9,146,205
Raymond James Financial, Inc.	7,229	1,247,725
T. Rowe Price Group, Inc.	43,396	4,454,165
		17,578,960
Chemicals–1.20%
Akzo Nobel NV	43,128	3,068,448
PPG Industries, Inc.	42,054	4,420,296
		7,488,744
Commercial Services & Supplies–0.60%
ABM Industries, Inc.	80,771	3,725,159
		3,725,159
Communications Equipment–0.39%
†F5, Inc.	7,520	2,430,389
		2,430,389
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.09%
Vinci SA	4,024	$557,241
		557,241
Construction Materials–0.84%
Eagle Materials, Inc.	22,523	5,248,760
		5,248,760
Consumer Staples Distribution & Retail–1.16%
Koninklijke Ahold Delhaize NV	177,776	7,190,336
		7,190,336
Containers & Packaging–2.44%
Graphic Packaging Holding Co.	351,097	6,870,968
Packaging Corp. of America	37,994	8,280,033
		15,151,001
Electric Utilities–5.38%
Duke Energy Corp.	34,924	4,321,845
Evergy, Inc.	130,140	9,893,243
Eversource Energy	103,248	7,345,062
PPL Corp.	26,924	1,000,496
Xcel Energy, Inc.	134,660	10,860,329
		33,420,975
Electrical Equipment–0.33%
Emerson Electric Co.	15,721	2,062,281
		2,062,281
Electronic Equipment, Instruments & Components–1.45%
CDW Corp.	18,976	3,022,497
Ralliant Corp.	64,797	2,833,573
TE Connectivity PLC	14,302	3,139,718
		8,995,788
Energy Equipment & Services–1.56%
Baker Hughes Co.	198,836	9,687,290
		9,687,290
Food Products–1.64%
Conagra Brands, Inc.	241,258	4,417,434
General Mills, Inc.	53,915	2,718,394
Mondelez International, Inc. Class A	48,903	3,054,971
		10,190,799
Gas Utilities–2.22%
ONE Gas, Inc.	99,156	8,025,686
Spire, Inc.	70,513	5,748,220
		13,773,906
LVIP American Century Mid Cap Value Fund–1

LVIP American Century Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–2.67%
CSX Corp.	289,453	$10,278,476
Norfolk Southern Corp.	21,040	6,320,626
		16,599,102
Health Care Equipment & Supplies–8.14%
Becton Dickinson & Co.	50,107	9,378,527
†Envista Holdings Corp.	191,413	3,899,083
GE HealthCare Technologies, Inc.	112,312	8,434,631
†Hologic, Inc.	90,792	6,127,552
Medtronic PLC	61,273	5,835,641
Zimmer Biomet Holdings, Inc.	172,199	16,961,601
		50,637,035
Health Care Providers & Services–5.67%
Cencora, Inc.	7,598	2,374,603
†Henry Schein, Inc.	179,259	11,897,420
Labcorp Holdings, Inc.	33,948	9,745,113
Quest Diagnostics, Inc.	29,130	5,551,595
Universal Health Services, Inc. Class B	27,878	5,699,378
		35,268,109
Health Care REITs–1.79%
Healthpeak Properties, Inc.	310,898	5,953,696
Ventas, Inc.	74,426	5,209,076
		11,162,772
Hotels, Restaurants & Leisure–0.57%
Sodexo SA	56,858	3,574,686
		3,574,686
Household Durables–1.83%
†Mohawk Industries, Inc.	39,617	5,107,424
PulteGroup, Inc.	47,488	6,274,589
		11,382,013
Household Products–2.41%
Kimberly-Clark Corp.	75,642	9,405,326
Reckitt Benckiser Group PLC	72,253	5,556,354
		14,961,680
Insurance–4.36%
Allstate Corp.	17,812	3,823,346
Hanover Insurance Group, Inc.	14,452	2,624,917
Reinsurance Group of America, Inc.	49,514	9,513,125
Willis Towers Watson PLC	32,281	11,151,471
		27,112,859
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–1.84%
Amdocs Ltd.	84,122	$6,902,210
Cognizant Technology Solutions Corp. Class A	68,116	4,568,540
		11,470,750
Life Sciences Tools & Services–1.26%
†ICON PLC	15,975	2,795,625
†IQVIA Holdings, Inc.	26,644	5,060,761
		7,856,386
Machinery–5.00%
Cummins, Inc.	19,247	8,129,355
Dover Corp.	9,860	1,644,944
Fortive Corp.	47,153	2,310,026
Oshkosh Corp.	41,581	5,393,056
PACCAR, Inc.	47,516	4,671,773
Timken Co.	66,734	5,017,062
Toro Co.	51,231	3,903,802
		31,070,018
Media–1.34%
Omnicom Group, Inc.	62,245	5,074,835
Publicis Groupe SA	33,922	3,253,000
		8,327,835
Metals & Mining–0.85%
Reliance, Inc.	18,802	5,280,166
		5,280,166
Multi-Utilities–1.52%
Northwestern Energy Group, Inc.	161,190	9,447,346
		9,447,346
Oil, Gas & Consumable Fuels–4.66%
Coterra Energy, Inc.	230,507	5,451,490
Diamondback Energy, Inc.	35,641	5,100,227
Enterprise Products Partners LP	328,766	10,280,513
Occidental Petroleum Corp.	107,399	5,074,603
ONEOK, Inc.	41,959	3,061,748
		28,968,581
Passenger Airlines–0.99%
Southwest Airlines Co.	192,062	6,128,698
		6,128,698
Personal Care Products–2.51%
Estee Lauder Cos., Inc. Class A	68,842	6,066,357
Kenvue, Inc.	588,264	9,547,525
		15,613,882
LVIP American Century Mid Cap Value Fund–2

LVIP American Century Mid Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–1.61%
Equity Residential	127,032	$8,222,781
Essex Property Trust, Inc.	6,735	1,802,690
		10,025,471
Retail REITs–2.23%
Agree Realty Corp.	28,242	2,006,312
Realty Income Corp.	162,145	9,856,795
Regency Centers Corp.	27,467	2,002,344
		13,865,451
Semiconductors & Semiconductor Equipment–1.73%
NXP Semiconductors NV	13,100	2,983,263
Teradyne, Inc.	56,486	7,774,733
		10,757,996
Specialized REITs–3.51%
American Tower Corp.	32,244	6,201,166
Public Storage	24,074	6,953,775
VICI Properties, Inc.	265,016	8,642,172
		21,797,113
Technology Hardware, Storage & Peripherals–1.15%
HP, Inc.	261,909	7,131,782
		7,131,782
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–3.23%
Ashtead Group PLC	53,454	$3,569,351
Bunzl PLC	289,698	9,140,360
MSC Industrial Direct Co., Inc. Class A	80,076	7,378,203
		20,087,914
Total Common Stock (Cost $534,964,229)		604,006,440
PREFERRED STOCK–0.78%
Henkel AG & Co. KGaA 2.97%	59,902	4,831,533
Total Preferred Stock (Cost $3,984,536)		4,831,533

MONEY MARKET FUND–1.94%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	12,073,197	12,073,197
Total Money Market Fund (Cost $12,073,197)		12,073,197

TOTAL INVESTMENTS–99.87% (Cost $551,021,962)	620,911,170
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	786,350
NET ASSETS APPLICABLE TO 30,765,045 SHARES OUTSTANDING–100.00%	$621,697,520

†Non-income producing.

The following foreign currency exchange contracts were outstanding at September 30, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	(3,839,009)	USD	5,189,514	12/19/25	$26,005	$—
CBK	EUR	(6,264,480)	USD	7,428,661	12/19/25	39,680	—
CBK	GBP	(3,839,008)	USD	5,188,629	12/19/25	25,120	—
GS	EUR	(6,264,480)	USD	7,426,184	12/19/25	37,202	—
GS	GBP	(3,839,008)	USD	5,187,614	12/19/25	24,104	—
MSC	EUR	(6,264,480)	USD	7,427,503	12/19/25	38,521	—
UBS	EUR	(6,264,480)	USD	7,428,051	12/19/25	39,069	—
Total Foreign Currency Exchange Contracts						$229,701	$—

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
BOA–Bank of America
CBK–Citibank NA
EUR–Euro
GBP–British Pound Sterling
GS–Goldman Sachs
IT–Information Technology
LVIP American Century Mid Cap Value Fund–3

LVIP American Century Mid Cap Value Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
USD–United States Dollar
LVIP American Century Mid Cap Value Fund–4